Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Central Investment Portfolios LLC
Entity Central Index Key	0001303459
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Fidelity High Income Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Central Fund
Class Name	Fidelity® High Income Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® High Income Central Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® High Income Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,447,924,225
Holdings Count | shares	582
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$1,447,924,225
Number of Holdings	582
Portfolio Turnover	34%

Holdings [Text Block]	BBB 5.1 BB 28.8 B 30.8 CCC,CC,C 16.3 D 0.0 Not Rated 7.0 Equities 5.8 Short-Term Investments and Net Other Assets (Liabilities) 6.2 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 5.1 BB - 28.8 B - 30.8 CCC,CC,C - 16.3 D - 0.0 Not Rated - 7.0 Equities - 5.8 Short-Term Investments and Net Other Assets (Liabilities) - 6.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 73.9 Bank Loan Obligations 9.4 Common Stocks 4.5 Alternative Funds 2.5 Preferred Securities 2.1 Preferred Stocks 1.3 Asset-Backed Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 6.2 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 73.9 Bank Loan Obligations - 9.4 Common Stocks - 4.5 Alternative Funds - 2.5 Preferred Securities - 2.1 Preferred Stocks - 1.3 Asset-Backed Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 6.2 United States 89.1 France 3.1 Canada 1.9 United Kingdom 1.4 Switzerland 1.0 Brazil 0.5 Australia 0.4 Japan 0.3 Hong Kong 0.3 Others 2.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 France - 3.1 Canada - 1.9 United Kingdom - 1.4 Switzerland - 1.0 Brazil - 0.5 Australia - 0.4 Japan - 0.3 Hong Kong - 0.3 Others - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mesquite Energy Inc 3.1 Fidelity Private Credit Company LLC 2.5 EchoStar Corp 2.5 TransDigm Inc 2.2 Altice France SA 1.6 Neptune Bidco US Inc 1.6 Tenet Healthcare Corp 1.1 Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 1.1 Acrisure Holdings Inc Series A-2 1.1 Sunoco LP 1.1 17.9
Fidelity Specialized High Income Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Specialized High Income Central Fund
Class Name	Fidelity® Specialized High Income Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Specialized High Income Central Fund for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Specialized High Income Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 270,056,917
Holdings Count | shares	566
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$270,056,917
Number of Holdings	566
Portfolio Turnover	36%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 0.2 BBB 6.0 BB 66.2 B 21.7 CCC,CC,C 1.8 Not Rated 1.1 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 0.2 BBB - 6.0 BB - 66.2 B - 21.7 CCC,CC,C - 1.8 Not Rated - 1.1 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 87.4 Preferred Securities 4.8 Bank Loan Obligations 4.4 U.S. Treasury Obligations 0.2 Asset-Backed Securities 0.2 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 87.4 Preferred Securities - 4.8 Bank Loan Obligations - 4.4 U.S. Treasury Obligations - 0.2 Asset-Backed Securities - 0.2 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 89.3 Canada 2.7 United Kingdom 2.0 Australia 1.1 Ireland 0.8 France 0.7 Grand Cayman (UK Overseas Ter) 0.5 Panama 0.5 Norway 0.4 Others 2.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.3 Canada - 2.7 United Kingdom - 2.0 Australia - 1.1 Ireland - 0.8 France - 0.7 Grand Cayman (UK Overseas Ter) - 0.5 Panama - 0.5 Norway - 0.4 Others - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) CCO Holdings LLC / CCO Holdings Capital Corp 1.8 NRG Energy Inc 1.6 Carnival Corp 1.4 Sunoco LP 1.3 Tenet Healthcare Corp 1.3 Hilton Domestic Operating Co Inc 1.3 Venture Global Plaquemines LNG LLC 1.2 TransDigm Inc 1.2 Citigroup Inc 1.0 OneMain Finance Corp 1.0 13.1